Schedule of Non-Cash Employee Compensation (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 1	$ 81,615
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 2	575,000
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 3	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 4	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 5	6,325,000
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 6	0
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 7	81,615
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 8	6,900,000
Consolidated Segment Data Schedule Of Non-cash Employee Compensation 9	$ 0